Distribution and License Agreements	3 Months Ended	12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016
DISTRIBUTION AND LICENSE AGREEMENTS [Abstract]
Distribution and License Agreements

8. DISTRIBUTION AND LICENSE AGREEMENTS

Related to our legacy stevia business products and technologies, on August 25, 2014, we entered into a distribution agreement where Qualipride International (“Qualipride”) agreed to provide stevia products to the Company at its cost, plus up to 2% for handling costs and up to a 5% sales commission. The Company will account for such costs as such sales are made, or as such other direct costs are incurred. During the year ended March 31, 2016, neither any sales were made nor were other direct costs incurred pursuant to the terms of the distribution agreement. Concurrently, we also entered into a technology license agreement with Qualipride, Mr. Dong Yuejin and Mr. Guo Yuxiao in which we obtained an exclusive license outside China to use Qualipride’s proprietary methods and designs for stevia extraction and purification facilities. The Company will account for the potential costs of such license and obligation once adequate financing has been received to finance facility construction contemplated within the agreement, if such financing occurs. During the three months ended June 30, 2016, the Company did not receive any financing pursuant to the terms of the license agreement.

Under employment agreements related to the distribution and license agreements, Mr. Dong and Mr. Guo are entitled to receive an aggregate of 240,000 restricted shares of our common stock (see Note 5) and warrants to purchase up to an aggregate of 440,000 shares of our common stock (see Note 7). An aggregate of 40,000 shares of our restricted common stock and warrants to purchase up to an aggregate of 80,000 shares of our common stock vested immediately upon issuance. An aggregate of 100,000 shares of our restricted common stock and warrants to purchase up to an aggregate of 200,000 shares of our common stock have vesting terms ranging from one to three years. An aggregate of 100,000 shares of our restricted common stock will be issued and warrants to purchase up to an aggregate of 160,000 shares of our common stock will vest once we achieve certain financial and operational milestones. The Company will account for the costs of the 100,000 shares of common stock and warrants to purchase up to an aggregate of 160,000 shares of common stock, at the time their issuance becomes probable.

The distribution, license and employment agreements are all scheduled to terminate in August 2016, and the Company does not intend to renew or restructure them unless it obtains significant new strategic partnering interest or supply contracts from multinational ingredient or beverage companies related to its stevia products or technologies.

9. DISTRIBUTION AND LICENSE AGREEMENTS

Related to our legacy stevia business products and technologies, on August 25, 2014, we entered into a distribution agreement where Qualipride International (“Qualipride”) agreed to provide stevia products to the Company at its cost, plus up to 2% for handling costs and up to a 5% sales commission. The Company will account for such costs as such sales are made, or as such other direct costs are incurred. During the year ended March 31, 2016, neither any sales were made nor were other direct costs incurred pursuant to the terms of the distribution agreement. Concurrently, we also entered into a technology license agreement with Qualipride, Mr. Dong Yuejin and Mr. Guo Yuxiao in which we obtained an exclusive license outside China to use Qualipride’s proprietary methods and designs for stevia extraction and purification facilities. The Company will account for the potential costs of such license and obligation once adequate financing has been received to finance facility construction contemplated within the agreement, if such financing occurs. During the year ended March 31, 2016, the Company did not receive any financing pursuant to the terms of the license agreement.

Under employment agreements related to the distribution and license agreements, Mr. Dong and Mr. Guo are entitled to receive an aggregate of 240,000 restricted shares of our common stock (see Note 5) and warrants to purchase up to an aggregate of 440,000 shares of our common stock (see Note 7). An aggregate of 40,000 shares of our restricted common stock and warrants to purchase up to an aggregate of 80,000 shares of our common stock vested immediately upon issuance. An aggregate of 100,000 shares of our restricted common stock and warrants to purchase up to an aggregate of 200,000 shares of our common stock have vesting terms ranging from one to three years. An aggregate of 100,000 shares of our restricted common stock will be issued and warrants to purchase up to an aggregate of 160,000 shares of our common stock will vest once we achieve certain financial and operational milestones. The Company will account for the costs of the 100,000 shares of common stock and warrants to purchase up to an aggregate of 160,000 shares of common stock, at the time their issuance becomes probable. During the year ended March 31, 2016, no such milestones were met and as of the year ended March 31, 2016, we owed no compensation pursuant to these employment agreements.

The distribution, license and employment agreements are all scheduled to terminate in August 2016, and the Company does not intend to renew or restructure them unless it obtains significant new strategic partnering interest or supply contracts from multinational ingredient or beverage companies related to its stevia products or technologies.